AIM/CIGNA
Heritage
------------------
ANNUAL REPORT
December 31, 1995



                                        A Lasting Investment
                                        Structure for the
                                        Retirement of Your Life












[LOGO APPEARS
  HERE]

TABLE OF CONTENTS
                                       Letter To Our Clients....................................................      1
                                       CG Variable Annuity Separate Account
                                         Financial Statements...................................................      2
                                         Notes to Financial Statements..........................................     11
                                         Report of Independent Accountants......................................     13
                                       AIM Variable Insurance Funds, Inc.
                                         AIM V.I. Capital Appreciation Fund.....................................     14
                                         AIM V.I. Diversified Income Fund.......................................     28
                                         AIM V.I. Global Utilities Fund.........................................     40
                                         AIM V.I. Government Securities Fund....................................     52
                                         AIM V.I. Growth Fund...................................................     60
                                         AIM V.I. Growth and Income Fund........................................     75
                                         AIM V.I. International Equity Fund.....................................     89
                                         AIM V.I. Money Market Fund.............................................    101
                                         AIM V.I. Value Fund....................................................    107
                                         Directors and Officers of the Funds.................................... Inside
                                                                                                                   Back
                                                                                                                  Cover

Letter To Our Clients


Dear Client:

It is a pleasure to report on the strong performance of the AIM/CIGNA Heritage Variable Annuity for the 11 months ended December 31, 1995. Please note that the end of the fiscal year has been changed from January 31 to December 31. All of the active investment vehicles underlying your annuity increased in value in 1995, including an increase in accumulation unit values of more than 35% for the Capital Appreciation Fund and gains of more than 30% for the Value, Growth and the Growth and Income Funds.

 The last year was an essentially positive one for the U.S. economy, marked by healthy corporate profits, mild inflation and moderate growth. Both the U.S. bond market and the domestic equity market moved upward steadily. The Mexican financial crisis and various other factors caused attention to shift from higher risk investment opportunities, particularly abroad, to safer, more traditional investments at home. The Federal Reserve very gradually eased credit conditions from the peak of restraint reached in February of 1995.

 The bond market experienced one of the strongest rallies on record, spurred by sharply declining interest rates, mild inflation, and a renewed confidence in dollar investments. Average bond yields dropped steadily throughout the year. Of particular significance, the yield on the benchmark 30-year Treasury bond fell to 5.95% by year end, from 7.88% at the close of 1994. Like the U.S. bond market, the domestic equity market moved upward with hardly a pause and the Dow Jones Industrial Average breached two milestones--4000 in February and 5000 in November. Foreign equity markets, in general, moved ahead for the year, but not as vigorously as U.S. markets.

 Although U.S. investment markets ended the year on a strong note, there was some discomfort with the economy, including concerns about the potential impact of the budget conflict. Most analysts and market watchers agree that 1995 will be a hard act to follow although certain positive factors remain, including the potential for continued corporate earnings growth. The term "cautious optimism" best describes the economic and investment outlook as we move forward into 1996.

 The following is a summary of sub-account performance for the 11 months ended December 31, 1995.
                          AIM/CIGNA HERITAGE 12/31/95

                                   1/31/95      12/31/95    ELEVEN   PRODUCT
                                 ACCUMULATION ACCUMULATION  MONTH   INCEPTION*
  SUB-ACCOUNT                     UNIT VALUE   UNIT VALUE  % CHANGE  % CHANGE
  AIM V.I. Capital Appreciation  11.73552614  15.92378352   35.7%      59.2%
  AIM V.I. Diversified Income     9.93099697  11.58511339   16.7%      15.9%
  AIM V.I. Global Utilities**    10.23506635  12.50840432   22.2%      25.1%
  AIM V.I. Government
   Securities                     9.77511075  10.99124674   12.4%       9.9%
  AIM V.I. Growth                10.49090794  13.97787385   33.2%      39.8%
  AIM V.I. Growth and Income**   10.21572537  13.38512650   31.0%      33.9%
  AIM V.I. International Equity  10.73834133  13.15613040   22.5%      31.6%
  AIM V.I. Money Market          10.37828057  10.77544248    3.8%       7.8%
  AIM V.I. Value                 11.52168559  15.50537319   34.6%      55.1%

 * June 1, 1993 Initial Product Offering Date of the AIM/CIGNA Heritage Variable Annuity
** May 2, 1994 Inception Date

To review the performances and portfolios of mutual funds in the AIM/CIGNA Heritage Variable Annuity, please refer to the financial statements beginning on page 2.

As always, we will continue to do our utmost in providing for your long-term financial security.

Respectfully submitted,

Thomas C. Jones
President
CIGNA Individual Insurance

CG VARIABLE ANNUITY
SEPARATE ACCOUNT
AIM V.I. CAPITAL
APPRECIATION
SUB-ACCOUNT
FINANCIAL
STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:

Investments in AIM Variable Insurance Funds, Inc. - Capital
 Appreciation portfolio at value.............................. $210,469,276
Receivable from Connecticut General Life Insurance Company....      269,013
                                                               ------------
  Total assets................................................  210,738,289
                                                               ------------
LIABILITIES:
Payable for fund shares purchased.............................      269,013
                                                               ------------
  Net assets.................................................. $210,469,276
                                                               ============
Accumulation units outstanding................................   13,216,713
Net asset value per accumulation unit......................... $15.92378352
Accumulation net assets....................................... $210,460,077
Annuity reserves..............................................        9,199
                                                               ============
                                                               $210,469,276
                                                               ============

STATEMENT OF OPERATIONS
PERIOD FROM FEBRUARY 1, 1995 TO DECEMBER 31, 1995
INVESTMENT INCOME:
Dividends...................................................... $    45,004
EXPENSES:
Mortality and expense risk and administrative charges..........   1,821,225
                                                                -----------
  Net investment loss..........................................  (1,776,221)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss..............................................    (185,467)
Net unrealized gain............................................  37,366,222
                                                                -----------
  Net realized and unrealized gain on investments..............  37,180,755
                                                                -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $35,404,534
                                                                ===========

                                                   PERIOD FROM
                                                FEBRUARY 1, 1995
STATEMENT OF CHANGES IN NET ASSETS                     TO            YEAR ENDED
                                                DECEMBER 31, 1995 JANUARY 31, 1995
                                                ----------------- ----------------
OPERATIONS:
Net investment loss............................   $ (1,776,221)     $  (593,920)
Net realized loss..............................       (185,467)         (66,662)
Net unrealized gain (loss).....................     37,366,222       (1,528,246)
                                                  ------------      -----------
  Net increase (decrease) from operations......     35,404,534       (2,188,828)
                                                  ------------      -----------
ACCUMULATION AND ANNUITY UNIT TRANSACTIONS:
Participant deposits...........................     75,416,433       47,861,215
Participant transfers..........................     16,533,461       10,713,993
Participant withdrawals and annuity payments...     (5,071,327)      (2,295,908)
                                                  ------------      -----------
  Net increase from participant transactions...     86,878,567       56,279,300
                                                  ------------      -----------
    Total increase in net assets...............    122,283,101       54,090,472
                                                  ------------      -----------
NET ASSETS:
Beginning of period............................     88,186,175       34,095,703
                                                  ------------      -----------
End of period..................................   $210,469,276      $88,186,175
                                                  ============      ===========
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
 UNITS):
Participant deposits...........................      5,006,509        4,063,706
Participant transfers..........................      1,041,696          891,878
Participant withdrawals........................       (345,299)        (195,780)
                                                  ------------      -----------
  Net increase in units from participant
   transactions................................      5,702,906        4,759,804
                                                  ============      ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY
SEPARATE ACCOUNT
AIM V.I. DIVERSIFIED
INCOME
SUB-ACCOUNT
FINANCIAL
STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investments in AIM Variable Insurance Funds, Inc. -
 Diversified Income portfolio at value........................  $ 43,419,012
Receivable for fund shares sold...............................        17,298
                                                                ------------
  Total assets................................................    43,436,310
                                                                ------------
LIABILITIES:
Payable to Connecticut General Life Insurance Company ........        17,298
                                                                ------------
                                                                $ 43,419,012
                                                                ============
Accumulation units outstanding................................     3,747,828
Net asset value per accumulation unit.........................  $11.58511339

STATEMENT OF OPERATIONS
PERIOD FROM FEBRUARY 1, 1995 TO DECEMBER 31, 1995
INVESTMENT INCOME:
Dividends........................................................ $2,795,670
EXPENSES:
Mortality and expense risk and administrative charges............    420,074
                                                                  ----------
  Net investment income..........................................  2,375,596
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain................................................      9,483
Net unrealized gain..............................................  2,580,177
                                                                  ----------
  Net realized and unrealized gain on investments................  2,589,660
                                                                  ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $4,965,256
                                                                  ==========

                                                   PERIOD FROM
                                                FEBRUARY 1, 1995
STATEMENT OF CHANGES IN NET ASSETS                     TO            YEAR ENDED
                                                DECEMBER 31, 1995 JANUARY 31, 1995
                                                ----------------- ----------------
OPERATIONS:
Net investment income..........................    $ 2,375,596      $ 1,106,983
Net realized gain (loss).......................          9,483           (6,208)
Net unrealized gain (loss).....................      2,580,177       (2,270,380)
                                                   -----------      -----------
  Net increase (decrease) from operations......      4,965,256       (1,169,605)
                                                   -----------      -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits...........................     10,812,192       12,974,053
Participant transfers..........................      5,634,473        1,408,408
Participant withdrawals........................     (2,244,711)      (1,327,049)
                                                   -----------      -----------
  Net increase from participant transactions...     14,201,954       13,055,412
                                                   -----------      -----------
    Total increase in net assets...............     19,167,210       11,885,807
                                                   -----------      -----------
NET ASSETS:
Beginning of period............................     24,251,802       12,365,995
                                                   -----------      -----------
End of period..................................    $43,419,012      $24,251,802
                                                   ===========      ===========
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
 UNITS):
Participant deposits...........................        986,223        1,279,685
Participant transfers..........................        527,843          144,996
Participant withdrawals........................       (208,269)        (133,101)
                                                   -----------      -----------
  Net increase in units from participant
   transactions................................      1,305,797        1,291,580
                                                   ===========      ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY
SEPARATE ACCOUNT
AIM V.I. GLOBAL
UTILITIES
SUB-ACCOUNT*
FINANCIAL
STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:

Investments in AIM Variable Insurance Funds, Inc. - Global
 Utilities portfolio at value................................. $  7,146,302
Receivable from Connecticut General Life Insurance Company....       31,966
                                                               ------------
  Total assets................................................    7,178,268
                                                               ------------
LIABILITIES:
Payable for fund shares purchased.............................       31,966
                                                               ------------
  Net assets.................................................. $  7,146,302
                                                               ============
Accumulation units outstanding................................      571,320
Net asset value per accumulation unit......................... $12.50840432

STATEMENT OF OPERATIONS
PERIOD FROM FEBRUARY 1, 1995 TO DECEMBER 31, 1995

INVESTMENT INCOME:

Dividends......................................................... $153,565

EXPENSES:
Mortality and expense risk and administrative charges.............   50,920
                                                                   --------
  Net investment income...........................................  102,645
                                                                   --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Capital distribution from portfolio sponsor.......................    7,930
Realized gain on share transactions...............................   15,042
                                                                   --------
Net realized gain.................................................   22,972
Net unrealized gain...............................................  776,711
                                                                   --------
  Net realized and unrealized gain on investments.................  799,683
                                                                   --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $902,328
                                                                   ========

                                                   PERIOD FROM      PERIOD FROM
                                                FEBRUARY 1, 1995   MAY 11, 1994**
STATEMENT OF CHANGES IN NET ASSETS                     TO                TO
                                                DECEMBER 31, 1995 JANUARY 31, 1995
                                                ----------------- ----------------
OPERATIONS:
Net investment income..........................      $102,645        $   21,588
Net realized gain (loss).......................        22,972               (52)
Net unrealized gain (loss).....................       776,711            (8,552)
                                                   ----------        ----------
  Net increase from operations.................       902,328            12,984
                                                   ----------        ----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits...........................     3,456,984         1,473,651
Participant transfers..........................     1,139,686           484,260
Participant withdrawals........................      (300,061)          (23,530)
                                                   ----------        ----------
  Net increase from participant transactions...     4,296,609         1,934,381
                                                   ----------        ----------
    Total increase in net assets...............     5,198,937         1,947,365
                                                   ----------        ----------
NET ASSETS:
Beginning of period............................     1,947,365                --
                                                   ----------        ----------
End of period..................................    $7,146,302        $1,947,365
                                                   ==========        ==========
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
 UNITS):
Participant deposits...........................       303,996           145,002
Participant transfers..........................       104,156            47,601
Participant withdrawals........................       (27,096)           (2,339)
                                                   ----------        ----------
  Net increase in units from participant
   transactions................................       381,056           190,264
                                                   ==========        ==========

 * Formerly AIM V.I. Utilities Sub-Account
** Date deposits first received

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY
SEPARATE ACCOUNT
AIM V.I. GOVERNMENT
SECURITIES
SUB-ACCOUNT
FINANCIAL
STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
ASSETS:
Investments in AIM Variable Insurance Funds, Inc.- Government
 Securities portfolio at value................................ $ 18,388,202
Receivable for fund shares sold...............................        8,670
                                                               ------------
  Total assets................................................   18,396,872
                                                               ------------
LIABILITIES:
Payable to Connecticut General Life Insurance Company.........        8,670
                                                               ------------
  Net assets.................................................. $ 18,388,202
                                                               ============
Accumulation units outstanding................................    1,672,986
Net asset value per accumulation unit......................... $10.99124674

STATEMENT OF OPERATIONS
PERIOD FROM FEBRUARY 1, 1995 TO DECEMBER 31, 1995

INVESTMENT INCOME:
Dividends........................................................ $  797,759
EXPENSES:
Mortality and expense risk and administrative charges............    178,350
                                                                  ----------
  Net investment income..........................................    619,409
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain................................................      9,074
Net unrealized gain..............................................  1,067,582
                                                                  ----------
  Net realized and unrealized gain on investments................  1,076,656
                                                                  ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $1,696,065
                                                                  ==========

                                                   PERIOD FROM
                                                FEBRUARY 1, 1995
STATEMENT OF CHANGES IN NET ASSETS                     TO            YEAR ENDED
                                                DECEMBER 31, 1995 JANUARY 31, 1995
                                                ----------------- ----------------
OPERATIONS:
Net investment income..........................    $   619,409      $   421,968
Net realized gain (loss).......................          9,074           (9,420)
Net unrealized gain (loss).....................      1,067,582         (848,124)
                                                   -----------      -----------
  Net increase (decrease) from operations......      1,696,065         (435,576)
                                                   -----------      -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits...........................      4,464,331        5,389,472
Participant transfers..........................      1,401,722          614,767
Participant withdrawals........................     (1,045,358)      (2,248,900)
                                                   -----------      -----------
  Net increase from participant transactions...      4,820,695        3,755,339
                                                   -----------      -----------
    Total increase in net assets...............      6,516,760        3,319,763
                                                   -----------      -----------
NET ASSETS:
Beginning of period............................     11,871,442        8,551,679
                                                   -----------      -----------
End of period..................................    $18,388,202      $11,871,442
                                                   ===========      ===========
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
 UNITS):
Participant deposits...........................        423,722          550,168
Participant transfers..........................        134,953           63,574
Participant withdrawals........................       (100,145)        (232,804)
                                                   -----------      -----------
  Net increase in units from participant
   transactions................................        458,530          380,938
                                                   ===========      ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY
SEPARATE ACCOUNT
AIM V.I. GROWTH
SUB-ACCOUNT
FINANCIAL
STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:

Investments in AIM Variable Insurance Funds, Inc. - Growth
 portfolio at value........................................... $102,625,704
Receivable from Connecticut General Life Insurance Company....       88,795
                                                               ------------
  Total assets................................................  102,714,499
                                                               ------------
LIABILITIES:
Payable for fund shares purchased.............................       88,795
                                                               ------------
  Net assets.................................................. $102,625,704
                                                               ============
Accumulation units outstanding................................    7,342,011
Net asset value per accumulation unit......................... $13.97787385

STATEMENT OF OPERATIONS
PERIOD FROM FEBRUARY 1, 1995 TO DECEMBER 31, 1995

INVESTMENT INCOME:

Dividends...................................................... $    48,608

EXPENSES:
Mortality and expense risk and administrative charges..........     900,822
                                                                -----------
  Net investment loss..........................................    (852,214)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss..............................................      (8,433)
Net unrealized gain............................................  18,487,083
                                                                -----------
  Net realized and unrealized gain on investments..............  18,478,650
                                                                -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $17,626,436
                                                                ===========

                                                   PERIOD FROM
                                                FEBRUARY 1, 1995
STATEMENT OF CHANGES IN NET ASSETS                     TO            YEAR ENDED
                                                DECEMBER 31, 1995 JANUARY 31, 1995
                                                ----------------- ----------------
OPERATIONS:
Net investment loss............................   $   (852,214)     $  (258,370)
Net realized loss..............................         (8,433)          (1,456)
Net unrealized gain (loss).....................     18,487,083       (2,020,293)
                                                  ------------      -----------
  Net increase (decrease) from operations......     17,626,436       (2,280,119)
                                                  ------------      -----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits...........................     32,668,572       20,375,982
Participant transfers..........................      9,479,797        5,252,277
Participant withdrawals........................     (2,651,893)      (1,809,246)
                                                  ------------      -----------
  Net increase from participant transactions...     39,496,476       23,819,013
                                                  ------------      -----------
    Total increase in net assets...............     57,122,912       21,538,894
                                                  ------------      -----------
NET ASSETS:
Beginning of period............................     45,502,792       23,963,898
                                                  ------------      -----------
End of period..................................   $102,625,704      $45,502,792
                                                  ============      ===========
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
 UNITS):
Participant deposits...........................      2,484,497        1,915,861
Participant transfers..........................        722,364          500,502
Participant withdrawals........................       (202,205)        (172,245)
                                                  ------------      -----------
  Net increase in units from participant
   transactions................................      3,004,656        2,244,118
                                                  ============      ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY
SEPARATE ACCOUNT
AIM V.I. GROWTH
AND INCOME
SUB-ACCOUNT
FINANCIAL
STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:

Investments in AIM Variable Insurance Funds, Inc. - Growth and
 Income portfolio at value....................................  $ 37,208,135
Receivable from Connecticut General Life Insurance Company....       126,847
                                                                ------------
  Total assets................................................    37,334,982
                                                                ------------
LIABILITIES:
Payable for fund shares purchased.............................       126,847
                                                                ------------
  Net assets..................................................  $ 37,208,135
                                                                ============
Accumulation units outstanding................................     2,779,812
Net asset value per accumulation unit.........................  $13.38512650

STATEMENT OF OPERATIONS
PERIOD FROM FEBRUARY 1, 1995 TO DECEMBER 31, 1995

INVESTMENT INCOME:

Dividends....................................................... $  311,799
EXPENSES:
Mortality and expense risk and administrative charges...........    220,231
                                                                 ----------
  Net investment income.........................................     91,568
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Capital distribution from portfolio sponsor.....................  1,073,273
Realized gain on share transactions.............................        221
                                                                 ----------
Net realized gain...............................................  1,073,494
Net unrealized gain.............................................  2,522,533
                                                                 ----------
  Net realized and unrealized gain on investments...............  3,596,027
                                                                 ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $3,687,595
                                                                 ==========

                                                   PERIOD FROM      PERIOD FROM
                                                FEBRUARY 1, 1995   MAY 11, 1994*
STATEMENT OF CHANGES IN NET ASSETS                     TO                TO
                                                DECEMBER 31, 1995 JANUARY 31, 1995
                                                ----------------- ----------------
OPERATIONS:
Net investment income..........................    $    91,568       $   18,146
Net realized gain..............................      1,073,494              898
Net unrealized gain (loss).....................      2,522,533          (42,533)
                                                   -----------       ----------
  Net increase (decrease) from operations......      3,687,595          (23,489)
                                                   -----------       ----------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits...........................     21,652,744        4,650,433
Participant transfers..........................      6,032,618        1,973,321
Participant withdrawals........................       (524,244)        (240,843)
                                                   -----------       ----------
  Net increase from participant transactions...     27,161,118        6,382,911
                                                   -----------       ----------
    Total increase in net assets...............     30,848,713        6,359,422
                                                   -----------       ----------
NET ASSETS:
Beginning of period............................      6,359,422               --
                                                   -----------       ----------
End of period..................................    $37,208,135       $6,359,422
                                                   ===========       ==========
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
 UNITS):
Participant deposits...........................      1,718,553          453,278
Participant transfers..........................        480,720          192,739
Participant withdrawals........................        (41,974)         (23,504)
                                                   -----------       ----------
  Net increase in units from participant
   transactions................................      2,157,299          622,513
                                                   ===========       ==========

*Date deposits first received

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY
SEPARATE ACCOUNT
AIM V.I. INTERNATIONAL
EQUITY
SUB-ACCOUNT
FINANCIAL
STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:

Investments in AIM Variable Insurance Funds, Inc. -
 International Equity portfolio at value...................... $ 82,231,131
Receivable from Connecticut General Life Insurance Company....      136,070
                                                               ------------
  Total assets................................................   82,367,201
                                                               ------------
LIABILITIES:
Payable for fund shares purchased.............................      136,070
                                                               ------------
  Net assets.................................................. $ 82,231,131
                                                               ============
Accumulation units outstanding................................    6,249,610
Net asset value per accumulation unit......................... $13.15613040
Accumulation net assets....................................... $ 82,220,684
Annuity reserves..............................................       10,447
                                                               ============
                                                               $ 82,231,131
                                                               ============

STATEMENT OF OPERATIONS
PERIOD FROM FEBRUARY 1, 1995 TO DECEMBER 31, 1995

INVESTMENT INCOME:
Dividends...................................................... $   123,270

EXPENSES:
Mortality and expense risk and administrative charges..........     822,709
                                                                -----------
  Net investment loss..........................................    (699,439)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain..............................................      70,775
Net unrealized gain............................................  13,573,062
                                                                -----------
  Net realized and unrealized gain on investments..............  13,643,837
                                                                -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $12,944,398
                                                                ===========

                                                   PERIOD FROM
                                                FEBRUARY 1, 1995
STATEMENT OF CHANGES IN NET ASSETS                     TO            YEAR ENDED
                                                DECEMBER 31, 1995 JANUARY 31, 1995
                                                ----------------- ----------------
OPERATIONS:
Net investment loss............................    $  (699,439)     $  (449,995)
Net realized gain (loss).......................         70,775           (5,996)
Net unrealized gain (loss).....................     13,573,062       (5,586,224)
                                                   -----------      -----------
  Net increase (decrease) from operations......     12,944,398       (6,042,215)
                                                   -----------      -----------
ACCUMULATION AND ANNUITY UNIT TRANSACTIONS:
Participant deposits...........................     22,515,674       33,888,206
Participant transfers..........................     (4,928,544)       6,567,073
Participant withdrawals and annuity payments...     (3,340,047)      (1,662,700)
                                                   -----------      -----------
  Net increase from participant transactions...     14,247,083       38,792,579
                                                   -----------      -----------
    Total increase in net assets...............     27,191,481       32,750,364
                                                   -----------      -----------
NET ASSETS:
Beginning of period............................     55,039,650       22,289,286
                                                   -----------      -----------
End of period..................................    $82,231,131      $55,039,650
                                                   ===========      ===========
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
 UNITS):
Participant deposits...........................      1,821,338        2,901,379
Participant transfers..........................       (418,823)         554,755
Participant withdrawals........................       (277,532)        (144,171)
                                                   -----------      -----------
  Net increase in units from participant
   transactions................................      1,124,983        3,311,963
                                                   ===========      ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY
SEPARATE ACCOUNT
AIM V.I. MONEY
MARKET
SUB-ACCOUNT
FINANCIAL
STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:

Investments in AIM Variable Insurance Funds, Inc. - Money
 Market portfolio at value.................................... $ 65,466,418
Receivable from Connecticut General Life Insurance Company....      347,290
                                                               ------------
  Total assets................................................   65,813,708
                                                               ------------
LIABILITIES:
Payable for fund shares purchased.............................      347,290
                                                               ------------
  Net assets.................................................. $ 65,466,418
                                                               ============
Accumulation units outstanding................................    6,071,486
Net asset value per accumulation unit......................... $10.77544248
Accumulation net assets....................................... $ 65,422,948
Annuity reserves..............................................       43,470
                                                               ============
                                                               $ 65,466,418
                                                               ============

STATEMENT OF OPERATIONS
PERIOD FROM FEBRUARY 1, 1995 TO DECEMBER 31, 1995

INVESTMENT INCOME:

Dividends........................................................ $2,275,535

EXPENSES:
Mortality and expense risk and administrative charges............    568,817
                                                                  ----------
  Net investment income..........................................  1,706,718
                                                                  ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $1,706,718
                                                                  ==========

                                                   PERIOD FROM
                                                FEBRUARY 1, 1995
STATEMENT OF CHANGES IN NET ASSETS                     TO            YEAR ENDED
                                                DECEMBER 31, 1995 JANUARY 31, 1995
                                                ----------------- ----------------
OPERATIONS:
Net investment income..........................   $  1,706,718      $    797,659
                                                  ------------      ------------
ACCUMULATION AND ANNUITY UNIT TRANSACTIONS:
Participant deposits...........................     90,031,694        63,480,794
Participant transfers..........................    (53,839,727)      (44,489,039)
Participant withdrawals and annuity payments...     (3,395,341)       (1,598,683)
                                                  ------------      ------------
  Net increase from participant transactions...     32,796,626        17,393,072
                                                  ------------      ------------
    Total increase in net assets...............     34,503,344        18,190,731
                                                  ------------      ------------
NET ASSETS:
Beginning of period............................     30,963,074        12,772,343
                                                  ------------      ------------
End of period..................................   $ 65,466,418      $ 30,963,074
                                                  ============      ============
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
 UNITS):
Participant deposits...........................      8,480,343         6,221,992
Participant transfers..........................     (5,068,522)       (4,353,875)
Participant withdrawals........................       (319,563)         (155,530)
                                                  ------------      ------------
  Net increase in units from participant
   transactions................................      3,092,258         1,712,587
                                                  ============      ============

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY
SEPARATE ACCOUNT
AIM V.I. VALUE
SUB-ACCOUNT
FINANCIAL
STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:

Investments in AIM Variable Insurance Funds, Inc. - Value
 portfolio at value........................................... $257,264,665
Receivable from Connecticut General Life Insurance Company....      160,376
                                                               ------------
  Total assets................................................  257,425,041
                                                               ------------
LIABILITIES:
Payable for fund shares purchased.............................      160,376
                                                               ------------
  Net assets.................................................. $257,264,665
                                                               ============
Accumulation units outstanding................................   16,590,052
Net asset value per accumulation unit......................... $15.50537319
Accumulation net assets....................................... $257,234,948
Annuity reserves..............................................       29,717
                                                               ============
                                                               $257,264,665
                                                               ============

STATEMENT OF OPERATIONS
PERIOD FROM FEBRUARY 1, 1995 TO DECEMBER 31, 1995

INVESTMENT INCOME:

Dividends...................................................... $   124,487

EXPENSES:
Mortality and expense risk and administrative charges..........   2,234,613
                                                                -----------
  Net investment loss..........................................  (2,110,126)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain..............................................       2,326
Net unrealized gain............................................  46,641,463
                                                                -----------
  Net realized and unrealized gain on investments..............  46,643,789
                                                                -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $44,533,663
                                                                ===========

                                                   PERIOD FROM
                                                FEBRUARY 1, 1995
STATEMENT OF CHANGES IN NET ASSETS                     TO            YEAR ENDED
                                                DECEMBER 31, 1995 JANUARY 31, 1995
                                                ----------------- ----------------
OPERATIONS:
Net investment loss............................    $(2,110,126)      $  (247,487)
Net realized gain (loss).......................          2,326            (2,944)
Net unrealized gain (loss).....................     46,641,463        (1,118,759)
                                                  ------------      ------------
  Net increase (decrease) from operations......     44,533,663        (1,369,190)
                                                  ------------      ------------
ACCUMULATION AND ANNUITY UNIT TRANSACTIONS:
Participant deposits...........................     93,272,878        62,651,212
Participant transfers..........................     17,331,114        14,822,577
Participant withdrawals and annuity payments...     (7,116,527)       (3,886,817)
                                                  ------------      ------------
  Net increase from participant transactions...    103,487,465        73,586,972
                                                  ------------      ------------
    Total increase in net assets...............    148,021,128        72,217,782
                                                  ------------      ------------
NET ASSETS:
Beginning of period............................    109,243,537        37,025,755
                                                  ------------      ------------
End of period..................................   $257,264,665      $109,243,537
                                                  ============      ============
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
 UNITS):
Participant deposits...........................      6,429,791         5,430,406
Participant transfers..........................      1,180,159         1,281,113
Participant withdrawals........................       (499,393)         (337,807)
                                                  ------------      ------------
  Net increase in units from participant
   transactions................................      7,110,557         6,373,712
                                                  ============      ============

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY
SEPARATE ACCOUNT
NOTES TO FINANCIAL
STATEMENTS

December 31, 1995


1. ORGANIZATION
CG Variable Annuity Separate Account (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.
 During 1995, the Account changed its fiscal year end from January 31 to December 31, effective in the year beginning January 1, 1996. Accordingly, the accompanying financial statements include the eleven month transition period ended December 31, 1995.
 The assets of the Account are divided into variable sub-accounts invested in shares of a specific series of the AIM Variable Insurance Funds, Inc. (the
Fund), a mutual fund. Nine sub-accounts are currently available for investment within the Account: AIM V.I. Capital Appreciation Fund; AIM V.I. Diversified Income Fund; AIM V.I. Global Utilities Fund (formerly named AIM V.I. Utilities
Fund); AIM V.I. Government Securities Fund; AIM V.I. Growth Fund; AIM V.I. Growth and Income Fund; AIM V.I. International Equity Fund; AIM V.I. Money Market Fund; and AIM V.I. Value Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.
A. Investment Valuation:- Investments held by the sub-accounts are valued at their respective closing net asset value per share as determined by the Fund as of December 29, 1995, the last business day of 1995. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.
B. Investment Transactions:- Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG
   Life.
C. Federal Income Taxes:- The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.
D. Annuity Reserves:- The amount of annuity reserves is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

3. INVESTMENTS
Total shares held and cost of investments at December 31, 1995 were:

                                                           Shares     Cost Of
AIM V.I. Sub-Account                                        Held    Investments
--------------------                                       ------   ------------
Capital Appreciation.................................... 12,717,177 $171,208,303
Diversified Income......................................  4,341,901   42,998,616
Global Utilities........................................    613,943    6,378,143
Government Securities...................................  1,808,083   18,132,154
Growth..................................................  7,107,043   84,698,235
Growth and Income.......................................  2,934,395   34,728,135
International Equity....................................  6,019,849   72,001,262
Money Market............................................ 65,466,418   65,466,418
Value................................................... 15,969,253  208,732,503

Total purchases and sales of shares of the Fund, for the period February 1, 1995 to December 31, 1995, amounted to:

AIM V.I. Sub-Account                                      Purchases     Sales
--------------------                                     ----------- -----------
Capital Appreciation                                     $94,966,376 $ 9,864,030
Diversified Income                                        20,694,829   4,117,279
Global Utilities                                           5,843,708   1,436,524
Government Securities                                      7,744,986   2,304,882
Growth                                                    41,798,023   3,153,761
Growth and Income                                         28,573,966     248,007
International Equity                                      20,721,921   7,174,277
Money Market                                              82,392,403  47,889,059
Value                                                    103,768,298   2,390,959

CG VARIABLE ANNUITY SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS
(continued)

December 31, 1995

4. CHARGES AND DEDUCTIONS:
CG Life assumes the risk that annuitants as a class may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CG Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CG Life charges each variable sub-account the daily equivalent of 1.25% (approximately .75% for mortality risks and approximately .50% for expense risks), on an annual basis, of the current value of each sub-account's assets for the assumption of these risks.
 CG Life also deducts a daily administrative fee from the assets of each variable sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%.
 As partial compensation for administrative services provided, CG Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of CG Life and are not included in these financial statements.
 The fees charged by CG Life for mortality and expense risks, administrative fees and the amount deducted for annuity account fees, (included in participant withdrawals), from variable sub-accounts, for the period from February 1, 1995 to December 31, 1995, amounted to:

                        Mortality   Asset Based   Annuity
                       and Expense Administrative Account
AIM V.I. Sub-Account    Risk Fees       Fees        Fees
--------------------   ----------- -------------- --------
Capital Appreciation   $1,686,319     $134,906    $101,006
Diversified Income        388,957       31,117      15,912
Global Utilities           47,148        3,772       2,064
Government Securities     165,139       13,211       6,711
Growth                    834,094       66,728      47,673
Growth and Income         203,917       16,314      11,055
International Equity      761,768       60,941      42,019
Money Market              526,683       42,134      18,420
Value                   2,069,087      165,526     119,935

 No deduction for sales charges is made from a premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CG Life for the variable sub-accounts, for the period from February 1, 1995 to December 31, 1995, amounted to $521,227.

5. DISTRIBUTION OF NET INCOME
The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of surrenders, death benefits, transfers to other fixed or variable sub-accounts or annuity payments in excess of net purchase payments.

6. DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe habor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the Fund, that the Fund satisfies the requirements of the regulations.

REPORT OF
INDEPENDENT
ACCOUNTANTS


To the Board of Directors of Connecticut General
 Life Insurance Company and Participants of the
 CG Variable Annuity Separate Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts AIM V.I. Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Global Utilities (formerly AIM V.I. Utilities), AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. International Equity, AIM V.I. Money Market, and AIM V.I. Value (constituting the CG Variable Annuity Separate Account, hereafter referred to as "the Account") at December 31, 1995, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Hartford, Connecticut
February 26, 1996

The mutual fund annual report is incorporated herein by reference. It has been electronically filed with the Securities and Exchange Commission in connection with the named entity's status as a registered investment company under the Investment Company Act of 1940.

      AIM/CIGNA Heritage Annual Report, December 31, 1995, consisting of pages numbered 14-120. Filed: March 6, 1996, Form Type N-30D, Registration Statement 811-07452.

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Diversified Income Fund
   AIM V.I. Global Utilities Fund*
   AIM V.I. Government Securities Fund
   AIM V.I. Growth Fund
   AIM V.I. Growth and Income Fund
   AIM V.I. International Equity Fund
   AIM V.I. Money Market Fund
   AIM V.I. Value Fund







*On May 1, 1995, AIM V.I. Utilities Fund broadened its investment strategy to permit up to 80% of its total assets to be invested in foreign securities, and was renamed AIM V.I. Global Utilities Fund. This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Variable Annuity.

[AIM LOGO                                            [CIGNA LOGO
APPEARS       A I M Distributors, Inc.                APPEARS
HERE]                                                 HERE]